Summary of Significant Accounting Policies (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 623,587
Issuance of warrants	1,035,462	345,678
Ending balance	154,058	623,587
Derivative liabilities - warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	64,788	0
Issuance of warrants	2,550	45,685
Anti-dilution shares to be issued	0
Unrealized (gain) loss on derivative liabilities	(11,449)	(122,140)
Recognition of derivative liabilities	9,298	141,243
Ending balance	65,187	64,788
Derivative liabilities - common stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	558,799	0
Issuance of warrants	0	0
Anti-dilution shares to be issued	(1,771,362)
Unrealized (gain) loss on derivative liabilities	1,301,434	(257,846)
Recognition of derivative liabilities	0	816,645
Ending balance	88,871	558,799
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	623,587	0
Issuance of warrants	2,550	45,685
Anti-dilution shares to be issued	(1,771,362)
Unrealized (gain) loss on derivative liabilities	1,289,985	(379,986)
Recognition of derivative liabilities	9,298	957,888
Ending balance	154,058	623,587
Fair Value, Inputs, Level 3 [Member] | Derivative liabilities - warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ending balance	65,187	64,788
Fair Value, Inputs, Level 3 [Member] | Derivative liabilities - common stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ending balance	$ 88,871	$ 558,799